497(e)
                                                                      333-165395

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 10, 2011 TO THE CURRENT PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(SM)

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This supplement modifies certain information in the above-referenced Prospectus,
Supplements to Prospectus and Statement of Additional Information ("SAI"), (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The following information has been added to the state table in "Appendix II -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:

------------------------------------------------------------------------------------------------------------------------------------
STATE      FEATURES AND BENEFITS                                  AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK   See "Your right to cancel within a certain number      The second paragraph under "Your right to cancel within a certain
           of days" in "Contract features and benefits" and       number of days" is deleted in its entirety and replaced with the
           also see "Calculation Formula" in "Appendix III:       following:
           Segment Interim Value"
                                                                  Your refund will equal your account value under the contract on the day we receive written notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) through the date we receive your contract. This
                                                                  includes a modified calculation of the Segment Interim Value for amounts allocated to existing Segments. For any IRA
                                                                  contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

                                                                  Only for the purpose of calculating your refunded amount if you exercise your right to cancel within a certain number of days, your Segment Interim Value is equal to the sum of the following components:
                                                                    (1)  Fair Value of Fixed Instruments; plus
                                                                    (2)  Fair Value of Derivatives; plus
                                                                    (3)  Cap Calculation Factor (computed based on the
                                                                         assumption that we have not incurred any expense).

           See "The amount applied to purchase an annuity         If a life contingent annuity payout option is elected, the
           payout option" in "Accessing your money"               amount applied to the annuity benefit will be 100% of the
                                                                  account value and any applicable withdrawal charge will be waived.

                                                                  If a non-life contingent annuity payout option is elected, the amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

           See "Disability, terminal illness, or confinement      Item (i) is deleted and replaced with the following: An owner
           to a nursing home" in "Charges and expenses"           (or older joint owner, if applicable) has qualified to receive
                                                                  Social Security disability benefits as certified by the Social
                                                                  Security Administration or meets the definition of a total disability as specified in the contract. To qualify, a
                                                                  re-certification statement from a physician will be required every 12 months from the date disability is determined.
------------------------------------------------------------------------------------------------------------------------------------

IM-29-09(9/11)                                                      147366(9/11)
x03661                                                                    SCS/NB

------------------------------------------------------------------------------------------------------------------------------------
STATE         FEATURES AND BENEFITS                                  AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Transfers of ownership, collateral assignments,   You may assign all or a portion of your contract at any time,
(CONTINUED)   loans and borrowing" in "More information"             unless otherwise restricted for tax qualification purposes.
------------------------------------------------------------------------------------------------------------------------------------


























    STRUCTURED CAPITAL STRATEGIES(SM) IS ISSUED BY AND IS A SERVICE MARK OF
             AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC.
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

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